Consolidated Schedule of Investments (unaudited) May 31, 2019	iShares® Edge MSCI Min Vol Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 1.9%
Ambev SA	1,518,400	$6,807,664
BB Seguridade Participacoes SA	2,657,200	20,256,195
Equatorial Energia SA	1,328,600	29,240,468
Hypera SA	2,087,800	16,118,260
IRB Brasil Resseguros S/A	138,730	3,610,723
Magazine Luiza SA	189,800	9,503,576
Raia Drogasil SA	189,800	3,366,012
Rumo SA(a)	1,518,400	7,509,765
Sul America SA	474,500	4,231,758

		100,644,421

Chile — 2.7%
Aguas Andinas SA, Class A	34,293,064	18,989,052
Banco de Chile	525,594,160	75,721,539
Banco de Credito e Inversiones SA	94,900	6,107,210
Cia. Cervecerias Unidas SA	299,884	4,071,704
Colbun SA	22,926,891	4,329,041
Enel Americas SA	25,590,734	4,090,029
SACI Falabella	5,880,953	35,600,550

		148,909,125

China — 26.8%
51job Inc., ADR(a)(b)	38,909	2,737,248
Agricultural Bank of China Ltd., Class A	11,672,700	6,195,674
Agricultural Bank of China Ltd., Class H	89,206,000	38,228,461
Alibaba Group Holding Ltd., ADR(a)(b)	372,957	55,667,562
ANTA Sports Products Ltd.	2,847,000	17,429,390
Autohome Inc., ADR(a)	27,521	2,364,054
Baidu Inc., ADR(a)	180,310	19,834,100
Bank of Beijing Co. Ltd., Class A	11,293,124	9,447,382
Bank of China Ltd., Class A	12,337,000	6,904,158
Bank of China Ltd., Class H	117,676,000	48,778,083
Bank of Communications Co. Ltd., Class A	18,600,474	15,989,676
Bank of Communications Co. Ltd., Class H	12,337,000	9,661,208
Bank of Hangzhou Co. Ltd., Class A	2,277,600	2,697,056
Bank of Jiangsu Co. Ltd., Class A	7,117,527	7,453,069
Bank of Nanjing Co. Ltd., Class A	2,739,821	3,283,920
Bank of Ningbo Co. Ltd., Class A	1,708,296	5,716,372
Bank of Shanghai Co. Ltd., Class A	3,593,746	5,836,536
Beijing Capital International Airport Co. Ltd., Class H	8,478,000	7,169,030
BOC Aviation Ltd.(c)	759,200	6,327,837
BOE Technology Group Co. Ltd., Class A	6,643,000	3,296,037
CGN Power Co. Ltd., Class H(c)	73,073,000	20,130,945
China CITIC Bank Corp. Ltd., Class H	22,776,000	12,926,797
China Construction Bank Corp., Class H	5,694,000	4,502,592
China Ding Yi Feng Holdings Ltd.(a)(b)(d)	3,300,000	71,551
China Everbright Bank Co. Ltd., Class H	20,878,000	9,426,395
China First Capital Group Ltd.(a)	11,388,000	3,485,878
China Gas Holdings Ltd.	2,467,400	7,930,372
China Huishan Dairy Holdings Co. Ltd.(a)(d)	22,241,266	56,734
China International Travel Service Corp. Ltd., Class A	284,700	3,177,911
China Life Insurance Co. Ltd., Class H	1,952,000	4,531,111
China Mengniu Dairy Co. Ltd.	3,796,000	13,870,889
China Merchants Port Holdings Co. Ltd.	1,132,000	1,980,861
China Minsheng Banking Corp. Ltd., Class A	16,133,077	14,217,650
China Mobile Ltd.	9,015,500	78,707,613
China Pacific Insurance Group Co. Ltd., Class A	854,160	4,240,524
China Petroleum & Chemical Corp., Class H	56,940,000	37,908,922
China Railway Signal & Communication Corp. Ltd., Class H(c)	30,368,000	19,985,700

Security	Shares	Value

China (continued)
China Reinsurance Group Corp., Class H	117,676,000	$21,462,357
China Resources Beer Holdings Co. Ltd.	4,066,000	17,787,502
China Resources Gas Group Ltd.	2,740,000	13,122,421
China Resources Pharmaceutical Group Ltd.(c)	11,388,000	14,873,079
China Resources Power Holdings Co. Ltd.	3,886,000	5,660,077
China Shenhua Energy Co. Ltd., Class A	2,752,184	7,300,097
China Shipbuilding Industry Group Power Co. Ltd., Class A	948,997	3,052,384
China Telecom Corp. Ltd., Class H	108,186,000	54,365,171
China Tower Corp. Ltd., Class H(c)	18,980,000	4,260,518
China Unicom Hong Kong Ltd.	3,796,000	4,003,918
China Yangtze Power Co. Ltd., Class A	8,920,647	22,786,851
CITIC Ltd.	16,133,000	21,893,250
CNOOC Ltd.	1,952,000	3,181,736
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	9,490,000	4,962,535
COSCO SHIPPING Ports Ltd.	15,184,000	14,756,883
CRRC Corp. Ltd., Class H	10,439,000	8,947,087
Ctrip.com International Ltd., ADR(a)	71,175	2,459,808
Dali Foods Group Co. Ltd.(c)	5,694,000	4,074,120
Daqin Railway Co. Ltd., Class A	9,110,433	10,985,370
Dongfeng Motor Group Co. Ltd., Class H	13,286,000	10,946,625
ENN Energy Holdings Ltd.	759,200	6,826,511
Fuyao Glass Industry Group Co. Ltd., Class A	1,233,603	3,884,173
Fuyao Glass Industry Group Co. Ltd., Class H(c)	1,171,200	3,495,428
GD Power Development Co. Ltd., Class A	11,957,400	4,346,170
GOME Retail Holdings Ltd.(a)	94,900,000	9,319,882
Gree Electric Appliances Inc. of Zhuhai, Class A	379,595	2,864,011
Guangdong Investment Ltd.	40,992,000	80,618,916
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	1,518,483	5,440,401
Henan Shuanghui Investment & Development Co. Ltd., Class A	1,613,294	5,833,608
Hengan International Group Co. Ltd.	2,928,000	21,472,983
Huadian Power International Corp. Ltd., Class H	7,592,000	3,146,973
Huaneng Power International Inc., Class H	36,062,000	22,721,146
Huaxia Bank Co. Ltd., Class A	6,451,153	6,978,595
Hutchison China MediTech Ltd., ADR(a)(b)	308,425	8,515,614
Industrial & Commercial Bank of China Ltd., Class H	41,756,000	29,823,622
Industrial Bank Co. Ltd., Class A	6,927,712	17,556,219
Inner Mongolia Yitai Coal Co. Ltd., Class B	12,526,827	13,716,876
Jiangsu Expressway Co. Ltd., Class H	25,376,000	35,342,664
Jiangsu Hengrui Medicine Co. Ltd., Class A	684,109	6,133,463
Kangmei Pharmaceutical Co. Ltd., Class A	1,423,502	860,283
Kunlun Energy Co. Ltd.	5,694,000	5,243,341
Kweichow Moutai Co. Ltd., Class A	32,790	4,209,212
Lee & Man Paper Manufacturing Ltd.	6,643,000	4,321,036
Lenovo Group Ltd.	36,062,000	25,066,851
NetEase Inc., ADR	67,379	16,751,093
New Oriental Education & Technology Group Inc., ADR(a)	206,882	17,719,443
PetroChina Co. Ltd., Class A	3,796,000	3,914,729
PetroChina Co. Ltd., Class H	51,246,000	28,627,772
Ping An Insurance Group Co. of China Ltd., Class H	949,000	10,481,841
SAIC Motor Corp. Ltd., Class A	1,613,289	5,572,975
SDIC Power Holdings Co. Ltd., Class A	4,175,572	4,739,801
Shandong Gold Mining Co. Ltd., Class A	1,138,788	5,106,614
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	11,388,000	9,905,703

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Edge MSCI Min Vol Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	22,448,800	$26,107,954
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,985,800	7,869,369
Shanghai Pudong Development Bank Co. Ltd., Class A	9,774,788	15,691,769
Shenzhen International Holdings Ltd.	2,847,000	5,003,687
Shenzhou International Group Holdings Ltd.	3,036,800	35,807,713
Sichuan Chuantou Energy Co. Ltd., Class A	2,657,157	3,453,118
Sinopec Shanghai Petrochemical Co. Ltd., Class A	3,701,064	2,797,224
Sinopec Shanghai Petrochemical Co. Ltd., Class H	18,980,000	8,278,960
Sinopharm Group Co. Ltd., Class H	2,657,200	9,980,746
Songcheng Performance Development Co. Ltd., Class A	854,055	2,636,143
Sun Art Retail Group Ltd.	6,168,500	5,381,324
Suning.com Co. Ltd., Class A	3,511,279	5,489,895
TAL Education Group, ADR(a)	240,097	8,261,738
Tencent Holdings Ltd.	474,500	19,729,101
TravelSky Technology Ltd., Class H	1,898,000	3,931,296
Want Want China Holdings Ltd.(b)	4,880,000	3,479,246
Wens Foodstuffs Group Co. Ltd., Class A	1,613,294	9,168,096
Youngor Group Co. Ltd., Class A	2,372,500	3,240,601
Yum China Holdings Inc.	980,317	39,222,483
Yunnan Baiyao Group Co. Ltd., Class A	368,375	4,127,857
Zhaojin Mining Industry Co. Ltd., Class H	21,352,500	19,608,063
Zhejiang Zheneng Electric Power Co. Ltd., Class A	5,599,100	3,763,341
Zhuzhou CRRC Times Electric Co. Ltd., Class H	569,400	3,064,668
Zijin Mining Group Co. Ltd., Class A	8,256,300	3,870,243
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	4,270,500	3,307,672
ZTE Corp., Class H(a)	2,038,800	4,904,218
ZTO Express Cayman Inc., ADR	140,452	2,533,754

		1,454,319,315

Colombia — 0.1%
Grupo Argos SA/Colombia	501,072	2,574,941

Czech Republic — 0.5%
CEZ AS	134,758	3,130,372
Komercni Banka AS	365,365	13,759,316
Moneta Money Bank AS(c)	2,442,726	7,955,681

		24,845,369

Egypt — 0.4%
Commercial International Bank Egypt SAE	5,326,737	22,812,054

Greece — 0.7%
Hellenic Telecommunications Organization SA	406,172	5,544,568
JUMBO SA	198,996	3,525,845
Motor Oil Hellas Corinth Refineries SA	377,706	9,596,446
OPAP SA	505,218	5,278,029
Titan Cement Co. SA	610,536	12,382,386

		36,327,274

Hungary — 1.0%
MOL Hungarian Oil & Gas PLC	1,706,302	19,172,778
OTP Bank Nyrt	208,780	8,700,624
Richter Gedeon Nyrt	1,311,518	23,526,709

		51,400,111

India — 8.8%
Asian Paints Ltd.	1,903,694	38,441,965
Bajaj Finance Ltd.	292,292	14,541,361
Bajaj Finserv Ltd.	138,554	16,278,561
Bharti Infratel Ltd.	1,124,565	4,340,688
Britannia Industries Ltd.	484,939	20,332,072

Security	Shares	Value

India (continued)
Cipla Ltd./India	391,937	$3,142,920
Coal India Ltd.	780,078	2,837,512
Dabur India Ltd.	6,396,260	36,340,274
Dr. Reddy’s Laboratories Ltd.	75,920	2,917,731
Eicher Motors Ltd.	9,490	2,716,326
HCL Technologies Ltd.	2,102,984	32,968,489
Hindustan Unilever Ltd.	1,391,234	35,703,507
Housing Development Finance Corp. Ltd.	436,540	13,671,932
Infosys Ltd.	4,837,053	51,204,934
InterGlobe Aviation Ltd.(c)	181,259	4,359,865
ITC Ltd.	762,996	3,049,630
Lupin Ltd.	270,465	2,893,407
Marico Ltd.	4,053,179	21,632,270
Maruti Suzuki India Ltd.	33,215	3,274,185
Nestle India Ltd.	43,654	7,202,311
Petronet LNG Ltd.	3,391,726	12,023,402
Pidilite Industries Ltd.	220,168	4,074,251
Power Grid Corp. of India Ltd.	2,757,794	7,490,903
Reliance Industries Ltd.	818,038	15,613,341
Sun Pharmaceutical Industries Ltd.	905,346	5,324,285
Tata Consultancy Services Ltd.	1,389,336	43,789,514
Tech Mahindra Ltd.	2,129,556	23,234,020
Titan Co. Ltd.	738,322	13,091,764
Wipro Ltd.	8,602,596	35,352,838

		477,844,258

Indonesia — 3.7%
Bank Central Asia Tbk PT	41,471,300	84,555,252
Gudang Garam Tbk PT	2,277,600	12,842,169
Hanjaya Mandala Sampoerna Tbk PT	91,578,500	21,687,534
Indofood CBP Sukses Makmur Tbk PT	14,709,500	10,100,060
Indofood Sukses Makmur Tbk PT	20,498,400	9,479,029
Telekomunikasi Indonesia Persero Tbk PT	117,296,400	32,051,565
Unilever Indonesia Tbk PT	9,964,500	31,068,155

		201,783,764

Malaysia — 6.4%
DiGi.Com Bhd	4,555,200	5,402,540
Fraser & Neave Holdings Bhd	1,518,400	12,392,144
HAP Seng Consolidated Bhd	8,446,100	19,953,798
Hong Leong Bank Bhd	9,869,600	44,749,409
IHH Healthcare Bhd	18,220,800	23,914,664
IOI Corp. Bhd	2,752,100	2,830,581
Kuala Lumpur Kepong Bhd	2,941,900	17,410,600
Malayan Banking Bhd	28,185,300	60,668,514
Maxis Bhd	9,300,200	12,295,217
Nestle Malaysia Bhd	94,900	3,329,030
Petronas Chemicals Group Bhd	9,205,300	18,276,601
Petronas Dagangan Bhd	1,518,400	9,333,966
PPB Group Bhd	3,796,000	17,012,022
Public Bank Bhd	13,286,080	74,824,362
Tenaga Nasional Bhd	6,643,000	20,132,705
Westports Holdings Bhd	4,365,400	4,041,941

		346,568,094

Mexico — 1.3%
Arca Continental SAB de CV	2,752,100	14,699,665
Coca-Cola Femsa SAB de CV	759,200	4,731,378
Gruma SAB de CV, Series B	901,550	8,592,342
Infraestructura Energetica Nova SAB de CV	2,277,600	9,267,648
Wal-Mart de Mexico SAB de CV	11,388,000	32,117,394

		69,408,427

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Edge MSCI Min Vol Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pakistan — 0.1%
MCB Bank Ltd.	3,985,800	$4,768,135

Peru — 1.2%
Cia. de Minas Buenaventura SAA, ADR	434,642	6,593,519
Credicorp Ltd.	265,720	59,468,136

		66,061,655

Philippines — 3.3%
Aboitiz Equity Ventures Inc.	7,544,550	8,085,358
Aboitiz Power Corp.	30,937,400	21,648,647
Bank of the Philippine Islands	16,626,488	25,755,262
BDO Unibank Inc.	14,263,473	37,736,226
International Container Terminal Services Inc.	5,029,700	13,113,997
Jollibee Foods Corp.	6,054,620	33,429,776
Manila Electric Co.	1,973,920	14,569,491
Metropolitan Bank & Trust Co.	5,428,282	7,466,867
Security Bank Corp.	1,898,000	6,367,784
SM Investments Corp.	142,350	2,570,766
Universal Robina Corp.	3,217,110	10,299,982

		181,044,156

Poland — 0.3%
Bank Polska Kasa Opieki SA	357,773	9,895,324
CD Projekt SA	697	37,702
Cyfrowy Polsat SA(a)	725,036	4,925,991

		14,859,017

Qatar — 3.0%
Barwa Real Estate Co.	2,024,217	19,871,313
Commercial Bank PQSC (The)	1,010,973	12,841,043
Masraf Al Rayan QSC	3,140,241	31,084,694
Qatar Electricity & Water Co. QSC	582,686	26,290,180
Qatar Islamic Bank SAQ	918,632	41,975,228
Qatar National Bank QPSC	636,779	32,735,699

		164,798,157

Russia — 0.2%
Rosneft Oil Co. PJSC	371,300	2,468,066
Rosneft Oil Co. PJSC, GDR(e)	1,009,736	6,728,881

		9,196,947

Saudi Arabia — 4.2%
Al Rajhi Bank	960,388	17,618,274
Alinma Bank	5,208,112	33,467,676
Bank AlBilad	1,395,979	8,844,097
Bank Al-Jazira	1,584,830	6,161,244
Bupa Arabia for Cooperative Insurance Co.	108,186	2,538,528
Etihad Etisalat Co.(a)	1,291,589	7,569,727
Jarir Marketing Co.	595,972	26,538,143
Saudi Airlines Catering Co.	400,478	8,905,800
Saudi Arabian Fertilizer Co.	493,480	10,447,641
Saudi Basic Industries Corp.	1,399,775	41,728,064
Saudi Electricity Co.	686,127	2,945,497
Saudi Telecom Co.	1,782,222	47,806,614
Yanbu National Petrochemical Co.	610,207	10,348,145

		224,919,450

South Africa — 1.1%
AngloGold Ashanti Ltd.	714,597	9,556,431
Bidvest Group Ltd. (The)	401,427	5,710,839
Fortress REIT Ltd., Series A	15,273,856	20,931,714
Gold Fields Ltd.	895,856	4,027,121
Reinet Investments SCA	326,456	5,180,239
SPAR Group Ltd. (The)	228,709	3,008,448
Tiger Brands Ltd.	157,534	2,380,622

Security	Shares	Value

South Africa (continued)
Vodacom Group Ltd.	1,292,538	$10,548,069

		61,343,483

South Korea — 6.9%
Celltrion Inc.(a)	26,572	4,239,382
Cheil Worldwide Inc.	238,199	5,280,421
CJ CheilJedang Corp.	14,235	3,352,857
CJ Logistics Corp.(a)(b)	65,481	8,770,022
DB Insurance Co. Ltd.	488,735	25,239,065
E-MART Inc.	37,011	4,475,257
Fila Korea Ltd.	38,909	2,548,411
GS Retail Co. Ltd.	88,257	2,519,723
Hanmi Science Co. Ltd.	44,603	2,580,525
Hanwha Life Insurance Co. Ltd.	889,213	2,396,821
Hyundai Glovis Co. Ltd.	45,552	6,215,635
Hyundai Marine & Fire Insurance Co. Ltd.	368,212	9,507,531
Hyundai Mobis Co. Ltd.	16,133	2,939,677
Kangwon Land Inc.	992,654	25,881,188
Kia Motors Corp.	309,374	10,222,409
Korea Electric Power Corp.(a)	307,476	6,712,886
Korea Gas Corp.	74,022	2,567,057
KT&G Corp.	540,930	45,876,169
Lotte Chemical Corp.	14,235	3,083,911
Lotte Corp.	63,583	2,253,088
Lotte Shopping Co. Ltd.	31,317	4,207,507
Medy-Tox Inc.	5,851	2,202,047
NAVER Corp.	119,574	11,195,315
NCSoft Corp.	43,654	17,485,060
S-1 Corp.	296,088	23,868,039
Samsung Biologics Co. Ltd.(a)(b)(c)	13,286	3,346,881
Samsung Electronics Co. Ltd.	642,473	22,928,124
Samsung Fire & Marine Insurance Co. Ltd.	129,064	29,369,673
Samsung Life Insurance Co. Ltd.	362,518	24,596,066
SK Hynix Inc.	223,964	12,280,502
SK Telecom Co. Ltd.	179,361	37,727,711
Woongjin Coway Co. Ltd.	99,645	6,702,128

		372,571,088

Taiwan — 15.2%
Advantech Co. Ltd.	3,796,333	31,823,748
Asustek Computer Inc.	2,847,000	19,542,871
AU Optronics Corp.	24,674,000	7,258,781
Cathay Financial Holding Co. Ltd.	4,745,000	6,124,033
Chicony Electronics Co. Ltd.	10,818,455	25,632,338
China Development Financial Holding Corp.	23,725,000	6,979,597
Chunghwa Telecom Co. Ltd.	22,776,000	81,053,381
Compal Electronics Inc.	8,541,000	5,308,996
E.Sun Financial Holding Co. Ltd.	37,011,833	32,079,849
Eva Airways Corp.	9,490,332	4,518,133
Far EasTone Telecommunications Co. Ltd.	33,215,000	82,479,320
First Financial Holding Co. Ltd.	117,676,710	84,127,913
Formosa Petrochemical Corp.	5,111,000	18,754,480
Formosa Plastics Corp.	3,796,840	13,271,675
Hua Nan Financial Holdings Co. Ltd.	74,971,160	49,684,327
Innolux Corp.	11,388,000	2,698,177
Lite-On Technology Corp.	1,898,752	2,708,856
Mega Financial Holding Co. Ltd.	18,031,000	17,681,645
Powertech Technology Inc.	3,796,000	8,921,876
President Chain Store Corp.	3,796,000	36,143,804
Quanta Computer Inc.	3,904,000	7,273,882
Standard Foods Corp.	2,279,476	4,369,672

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Edge MSCI Min Vol Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Synnex Technology International Corp.	17,082,000	$20,668,612
Taiwan Business Bank	44,603,855	18,271,884
Taiwan Cooperative Financial Holding Co. Ltd.	128,115,953	83,282,968
Taiwan High Speed Rail Corp.	11,388,000	15,670,320
Taiwan Mobile Co. Ltd.	21,827,000	81,473,658
Taiwan Semiconductor Manufacturing Co. Ltd.	5,694,000	42,417,936
Uni-President Enterprises Corp.	949,000	2,440,607
United Microelectronics Corp.	7,592,000	3,098,040
WPG Holdings Ltd.	8,541,440	10,672,578

		826,433,957

Thailand — 7.4%
Advanced Info Service PCL, NVDR	3,131,700	19,098,447
Airports of Thailand PCL, NVDR	25,338,300	51,040,892
Bangkok Dusit Medical Services PCL, NVDR(b)	53,903,200	43,432,549
Bangkok Expressway & Metro PCL, NVDR	98,126,600	35,036,909
BTS Group Holdings PCL, NVDR(b)	119,858,700	43,175,264
Bumrungrad Hospital PCL, NVDR	4,745,000	25,113,753
Central Pattana PCL, NVDR	1,613,300	3,632,123
CP ALL PCL, NVDR	21,162,700	53,328,867
Electricity Generating PCL, NVDR	2,723,500	25,559,033
Home Product Center PCL, NVDR	34,828,300	18,598,571
Intouch Holdings PCL, NVDR	5,788,900	10,563,519
IRPC PCL, NVDR	44,697,900	6,694,622
Kasikornbank PCL, NVDR	2,077,800	12,244,560
Krung Thai Bank PCL, NVDR	40,901,900	24,685,245
Minor International PCL, NVDR	4,555,200	5,577,502
PTT Global Chemical PCL, NVDR	2,277,600	4,372,042
Robinson PCL, NVDR	2,562,300	4,412,524
Siam Cement PCL (The), NVDR	569,400	8,132,358
Thai Union Group PCL, NVDR	12,811,500	7,327,219

		402,025,999

United Arab Emirates — 2.2%
DP World PLC	486,837	8,329,781
Dubai Islamic Bank PJSC	5,386,524	7,391,054
Emaar Development PJSC	2,587,136	2,761,039
Emirates Telecommunications Group Co. PJSC	9,632,350	42,745,176
First Abu Dhabi Bank PJSC	14,671,540	59,355,608

		120,582,658

Total Common Stocks — 99.4% (Cost: $4,921,716,937)		5,386,041,855

Preferred Stocks

Brazil — 0.1%
Telefonica Brasil SA, Preference Shares, NVS	474,500	5,824,577

Security	Shares	Value

Colombia — 0.0%
Grupo de Inversiones Suramericana SA, Preference Shares, NVS	339,742	$3,054,296

Russia — 0.1%
Transneft PJSC, Preference Shares	1,898	4,701,204

Total Preferred Stocks — 0.2% (Cost: $13,805,119)		13,580,077

Warrants

Thailand — 0.0%
BTS Group Holdings PCL, NVDR (Expires 11/29/19)(a)	10,792,211	289,861
Minor International PCL (Expires 12/31/21)(a)	232,560	—

		289,861

Total Warrants — 0.0% (Cost: $0)		289,861

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.53%(f)(g)(h)	77,508,900	77,539,904

Total Short-Term Investments — 1.4% (Cost: $77,529,950)		77,539,904

Total Investments in Securities — 101.0% (Cost: $5,013,052,006)		5,477,451,697

Other Assets, Less Liabilities — (1.0)%		(56,862,129)

Net Assets — 100.0%		$5,420,589,568

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Edge MSCI Min Vol Emerging Markets ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	74,656,625	2,852,275	77,508,900	$77,539,904	$996,573	(a)	$9,012	$(4,816)
BlackRock Cash Funds: Treasury, SL Agency Shares	14,250,979	(14,250,979)	—	—	186,336		—	—

				$77,539,904	$1,182,909		$9,012	$(4,816)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets E-Mini	311	06/21/19	$15,553	$238,764

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2		Level 3	Total

Investments
Assets
Common Stocks	$5,385,913,570	$—		$128,285	$5,386,041,855
Preferred Stocks	13,580,077	—		—	13,580,077
Warrants	289,861	0	(a)	—	289,861
Money Market Funds	77,539,904	—		—	77,539,904

	$5,477,323,412	$0	(a)	$128,285	$5,477,451,697

Derivative financial instruments(b)
Assets
Futures Contracts	$238,764	$—		$—	$238,764

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares